Expense Example, No Redemption - A C I Shares - JPMorgan Emerging Markets Debt Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	483	757	1,051	1,887	163	549	960	1,981	87	312	556	1,254